LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES

11.    LEASES

The Group has operating leases arrangements for their leased and operated hotels.

A summary of supplemental information related to operating leases as of December 31, 2022 and 2023 is as follows:

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
	(As adjusted)
Operating lease right-of-use assets	1,674,595,179	1,535,330,762	216,246,815
Operating lease liabilities, current	272,700,888	267,536,846	37,681,777
Operating lease liabilities, non-current	1,516,274,996	1,391,909,308	196,046,326
Total operating lease liabilities	1,788,975,884	1,659,446,154	233,728,103
Right-of-use assets obtained in exchange for operating lease liabilities	5,636,290	154,520,189	21,763,713
Weighted average remaining lease term (in years)	11	9
Weighted average discount rate	5%	4%

Lease expense for all the Group’s operating leases for the years ended December 31, 2021, 2022 and 2023 were RMB375,446,341, RMB319,102,819 and RMB279,301,541(USD39,338,799), respectively.

A summary of maturity of operating lease liabilities under the Group’s non-cancelable operating leases as of December 31, 2023 is as follows:

	As of December 31, 2023
	RMB	USD
2024	275,660,096	38,825,913
2025	205,917,308	29,002,846
2026	180,402,897	25,409,217
2027	161,971,532	22,813,213
2028	142,867,512	20,122,468
Thereafter	983,318,006	138,497,445
Total future lease payments	1,950,137,351	274,671,102
Less: imputed interest	290,691,197	40,942,999
Total operating lease liabilities	1,659,446,154	233,728,103